MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICIES
2.	MATERIAL ACCOUNTING POLICIES

(a)	Statement of Compliance

These Financial Statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards") and interpretations issued by the IFRS Interpretations Committee ("IFRIC"s) that are effective for the Group’s reporting for the year ended December 31, 2025.  These Financial Statements were authorized for issue by the Board of Directors on March 30, 2026.

(b)	Basis of Preparation

These Financial Statements have been prepared on a historical cost basis using the accrual basis of accounting, except for cash flow information and financial instruments carried at fair value.  The accounting policies set out below have been applied consistently to all periods presented in these Financial Statements unless otherwise stated.

(c)	Basis of Consolidation

These Financial Statements incorporate the financial statements of the Company, the Company’s subsidiaries, and entities controlled by the Company and its subsidiaries listed below:

Name of Subsidiary	Place of Incorporation	Principal Activity	Percent owned
3537137 Canada Inc. [1]	Canada	Holding Company. Wholly-owned subsidiary of the Company.	100%
Pebble Services Inc.	Nevada, USA	Management and services company. Wholly-owned subsidiary of the Company.	100%
Northern Dynasty Partnership	Alaska, USA	Holds 99.9% interest in the Pebble Partnership and 100% of Pebble Mines.	100% (indirect)
Pebble Limited Partnership ("Pebble Partnership")	Alaska, USA	Limited Partnership. Ownership and Exploration of the Pebble Project.	100% (indirect)
Pebble Mines Corp. ("Pebble Mines")	Delaware, USA	General Partner. Holds 0.1% interest in the Pebble Partnership.	100% (indirect)
Pebble West Claims Corporation [2]	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100% (indirect)
Pebble East Claims Corporation [2]	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100% (indirect)
Pebble Pipeline Corporation	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100% (indirect)
Pebble Performance Dividend LLC	Alaska, USA	Holding Company. Subsidiary of the Pebble Partnership.	100% (indirect)
U5 Resources Inc.	Nevada, USA	Holding Company. Wholly-owned subsidiary of the Company.	100%
Cannon Point Resources Ltd.	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
MGL Subco Ltd. ("MGL")	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
Delta Minerals Inc. ("Delta")	British Columbia, Canada	Not active. Wholly-owned subsidiary of MGL.	100% (indirect)
Imperial Gold Corporation ("Imperial Gold")	British Columbia, Canada	Not active. Wholly-owned subsidiary of Delta.	100% (indirect)
Yuma Gold Inc.	Nevada, USA	Not active. Wholly-owned subsidiary of Imperial Gold.	100% (indirect)

Notes:

1. Holds a 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.

2. Both entities together hold 1,840 claims comprising the Pebble Project.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Company has power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee); exposure, or rights, to variable returns from its involvement with the investee; and the ability to use its power over the investee to affect its returns.

Intra-Group balances and transactions, including any unrealized income and expenses arising from intra-Group transactions, are eliminated in preparing the Financial Statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(d)	Foreign Currencies

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Group. The functional currency of U5 Resources Inc., Pebble Services Inc., Pebble Mines Corp., the Pebble Partnership and its subsidiaries, and Yuma Gold Inc. is the US dollar and for all other entities within the Group, the functional currency is the Canadian dollar. The functional currency determinations were conducted through an analysis of the factors for consideration identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The results and financial position of entities within the Group which have a functional currency that differs from that of the Group are translated into Canadian dollars as follows: (i) assets and liabilities for each statement of financial position are translated at the closing exchange rate at that date; (ii) income and expenses for each income statement are translated at average exchange rates for the period; and (iii) the resulting exchange differences are included in the foreign currency translation reserve within equity.

(e)	Financial Instruments

On initial recognition, a financial asset is classified as measured at amortized cost; fair value through other comprehensive income ("FVTOCI") (debt / equity investment); or fair value through profit or loss ("FVTPL"). A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Classification of financial assets

Amortized cost

For a financial asset to be measured at amortized cost, it needs to meet both of the following conditions and not be designated as FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group’s financial assets at amortized cost consist of restricted cash, amounts receivable, and cash and cash equivalents.

Fair value through other comprehensive income ("FVTOCI")

For a debt investment to be measured at FVTOCI, it needs to meet both of the following conditions and not be designated as FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Equity instruments at FVTOCI

On initial recognition, the Group may irrevocably elect to present subsequent changes in the instrument’s fair value in other comprehensive income ("OCI") provided it is not held for trading.  This election is made on an investment-by-investment basis.

Fair Value through profit or loss ("FVTPL")

All financial assets not classified as measured at amortised cost or FVTOCI are measured at FVTPL.  This includes all derivative financial assets.  On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVTOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The following accounting policies apply to the subsequent measurement of financial assets:

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortised cost using the effective interest method.  The amortized cost is reduced by impairment losses (see below).  Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss.  Any gain or loss on derecognition is recognised in profit or loss.

Debt investments at FVTOCI

These assets are subsequently measured at fair value.  Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognised in profit or loss. Other net gains and losses are recognised in OCI.  On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value.  Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.  Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the investments have been impacted.

Financial liabilities

Derivative financial liabilities:

The Group has a derivative financial liability which relates to the derivative on the US denominated convertible notes (note 7).

Derivative financial liabilities are stated at fair value, with any gains or losses on re-measurement after initial recognition recognized in the Statement of Comprehensive Loss.  Any attributable transactions costs are expensed as incurred.

Fair value is determined in the manner described in the policy note (i) below and further discussed in Note 7.

Non-derivative financial liabilities:

The Group has non-derivative financial liabilities which consist of trade and other payables and payables to related parties.

All financial liabilities that are not held for trading or designated as at FVTPL are recognized initially at fair value net of any directly attributable transaction costs.  After initial recognition these financial liabilities are measured at amortized cost using the effective interest method.

(f)	Exploration and Evaluation Expenditure

Exploration and evaluation expenditures include the costs of acquiring licenses, costs associated with exploration and evaluation activity, and the acquisition date fair value of exploration and evaluation assets acquired in a business combination or an asset acquisition.  Exploration and evaluation expenditures are expensed as incurred except for expenditures associated with the acquisition of exploration and evaluation assets through a business combination or an asset acquisition.  Costs incurred before the Group has obtained the legal rights to explore an area are expensed.

Acquisition costs, including general and administrative costs, are only capitalized to the extent that these costs can be related directly to operational activities in the relevant area of interest where it is considered likely to be recoverable by future exploitation or sale or where the activities have not reached a stage which permits a reasonable assessment of the existence of reserves.

Exploration and evaluation ("E&E") assets are assessed for impairment only when facts and circumstances suggest that the carrying amount of an E&E asset may exceed its recoverable amount or when the Group has sufficient information to reach a conclusion about technical feasibility and commercial viability.

Industry-specific indicators for an impairment review arise typically when one of the following circumstances applies:

•	Substantive expenditure on further exploration and evaluation activities is neither budgeted nor planned;
•	title to the asset is compromised;
•	adverse changes in the taxation and regulatory environment;
•	adverse changes in variations in commodity prices and markets; and
•	variations in the exchange rate for the currency of operation.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

(g)	Mineral Property, Plant and Equipment

Mineral property, plant and equipment are carried at cost, less accumulated depreciation, and accumulated impairment losses.

The cost of mineral property, plant and equipment consists of the acquisition costs transferred from E&E assets, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, including costs to further delineate the ore body, development and construction costs, removal of overburden to initially expose the ore body, an initial estimate of the costs of dismantling, removing the item and restoring the site on which it is located and, if applicable, borrowing costs.

Mineral property acquisition and development costs are not currently depreciated as the Pebble Project is still in the development stage and no saleable minerals are being produced.  Amounts received pursuant to the royalty arrangement (note 3), which were set amounts, have been recognized as sales of mineral property interests.  No gain or loss has been recognized as the consideration received was not in excess of the carrying amount.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective assets such as through sales pursuant to the royalty arrangement as noted above.

The cost of an item of plant and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of plant and equipment, less their estimated residual value, using the straight-line method at various rates ranging from 10% to 50% per annum.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset.  Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment.  Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.  Residual values and estimated useful lives are reviewed at least annually.

(h)	Impairment of Non-Financial Assets

At the end of each reporting period the carrying amounts of the Group’s non-financial assets are reviewed to determine whether there is any indication that these assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. The recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount. This increase in the carrying amount is limited to the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

The Group has not recorded any impairment charges in the years presented.

(i)	Convertible Notes

Convertible Notes ("Notes") issued by the Group represent a compound financial instrument that includes the host debt component and an equity conversion component, with the proceeds received allocated between the two components on the date of issue. The Group assesses whether the convertible component qualifies as equity or is considered a derivative liability. The debt liability component is initially recognized at the difference between the fair value of the convertible notes as a whole and the fair value of the derivative liability component, using a Binomial Option Pricing Model with formulae based on the Cox-Ross-Rubenstein approach. The debt liability component is subsequently remeasured at amortized cost, with the proportionate share of the transaction costs offset against the balance. The transaction costs allocated to the derivative liability component are recognized in the Statement of Comprehensive Loss on the initial recognition date. The debt liability component is subsequently accreted to the face value of the debt liability component of the convertible notes at the effective interest rate. The derivative liability component is re-measured at fair value at each reporting period using the model noted above, with consideration to the intrinsic value. Fair value gains or losses are recognized in the Statement of Comprehensive Loss.

Upon conversion of the Notes or partial conversion, the carrying amount of the Notes liability, accreted up to the conversion date, and the derivative on the Notes, remeasured at fair value through the Statement of Comprehensive Loss immediately prior to conversion, are reclassified to share capital in equity. For partial conversions, the amounts reclassified are determined based on the principal amount converted as a proportion of the total outstanding Notes.

(j)	Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less, and leases of low-value assets. For these leases, the Group recognizes the lease payments as an expense in loss on a straight-line basis over the term of the lease.

The Group recognizes a lease liability and a right-of-use asset ("ROU Asset") on the lease commencement date.

The lease liability is initially measured as the present value of future lease payments discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using the Group’s incremental borrowing rate.  Generally, the Group uses its incremental borrowing rate as the discount rate.  The incremental borrowing rate is the rate which the Group would have to pay to borrow, over a similar term and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable by the Group under residual value guarantees;
•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the Group expects to exercise an option to terminate the lease.

The lease liability is subsequently measured by:

•	increasing the carrying amount to reflect interest on the lease liability;
•	reducing the carrying amount to reflect the lease payments made; and
•	remeasuring the carrying amount to reflect any reassessment or lease modifications.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

The ROU Asset is initially measured at cost, which comprises the following:

•	the amount of the initial measurement of the lease liability;
•	any lease payments made at or before the commencement date, less any lease incentives received;
•	any initial direct costs incurred by the Group; and
•

an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories.

The ROU Asset is subsequently measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any remeasurement of the lease liability.  It is depreciated from the commencement date to the earlier of the end of its useful life or the end of the lease term using either the straight-line or units-of-production method depending on which method more accurately reflects the expected pattern of consumption of the future economic benefits.

Each lease payment is allocated between the lease liability and finance cost.  The finance cost is charged to the Statement of Comprehensive Loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

On the balance sheet, the ROU Assets are presented in "Mineral property, plant and equipment" (note 3) and the lease liabilities are presented in "Trade and other payables" (note 9).

(k)	Share Capital, Special Warrants, Warrants and Subscriptions for Shares

Common shares ("shares"), special warrants, warrants and subscriptions received for shares are classified as equity.  Transaction costs directly attributable to the issue of these instruments are recognized as a deduction from equity, net of any tax effects.  Where units comprising of shares and warrants are issued the proceeds and any transaction costs are apportioned between the shares and warrants according to their relative fair values.

Upon conversion of special warrants and warrants into shares and the issue of shares for subscriptions received, the carrying amount, net of a pro rata share of the transaction costs, is transferred to share capital.

(l)	Insurance Recoveries

Insurance recoveries received from the Group’s insurance carriers are recognized when the proceeds have been received, including after the reporting period before the Financial Statements are authorized for issue.  The proceeds are recorded as reduction in the costs incurred in the Statement of Comprehensive Loss.

(m)	Share-based Payment Transactions

Equity-settled Share-based Option Plan

The Group operates an equity-settled share-based option plan for its employees and service providers (note 6(c)).  The fair value of share purchase options is recognized as an employee or consultant expense with a corresponding increase in the equity-settled share-based payments reserve in equity (the “Equity Reserve”), where an individual is classified as an employee if the individual is an employee for legal or tax purposes (“direct employee”) or provides services similar to those performed by a direct employee.

The fair value is measured on grant date for each tranche and is expensed on a straight-line basis over the vesting period, with a corresponding increase in the Equity Reserve.  The fair value is measured using the Black-Scholes option pricing model, considering the terms and conditions upon which the share purchase options were granted and forfeiture rates as appropriate.  At the end of each reporting period, the amount recognized as an expense is adjusted to reflect the actual number of share purchase options that are expected to vest.

Equity-settled share-based payment transactions with non-employees are measured at the fair value of the goods or services received.  However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instruments granted at the date the Group obtained the goods, or the counterparty renders the service.

Deferred Share Unit ("DSU") Plan

The Group has a DSU plan for its non-executive directors (note 6(d)).  The Group determines whether to account for DSUs as equity-settled or cash-settled based on who determines settlement and past practice.  The fair value is recognized on grant date as an employee expense with a corresponding increase in the Equity Reserve if deemed equity-settled or a liability if deemed cash-settled.

The fair value is estimated by multiplying the number of DSUs with the TSX quoted market price of the Company’s shares on grant date and expensed over the vesting period as share-based compensation in the Statement of Comprehensive Loss until the DSUs are fully vested.  If the DSUs are cash-settled, the expense and liability are adjusted each reporting period for changes in the TSX quoted market price of the Company’s shares.

Restricted Share Unit (”RSU") Plan

The Group has a RSU plan for its employees, executive directors and eligible consultants of the Group (note 6(e)).  The Group determines whether to account for the RSUs as equity-settled or cash-settled based on who determines settlement and past practice.  The fair value of RSUs is recognized as an employee expense with a corresponding increase in the Equity Reserve if deemed equity–settled or a liability if deemed cash-settled on grant date.

The fair value is estimated by multiplying the number of RSUs with the TSX quoted market price of the Company’s shares on grant date.  It is then expensed over the vesting period with the credit recognized in equity in the Equity Reserve.  If the RSUs are cash-settled, the expense and liability are adjusted each reporting period for changes in the TSX quoted market price of the Company’s shares.

(n)	Income Taxes

Income tax on the profit or loss for the years presented consists of current and deferred tax.  Income tax is recognized in profit or loss except to the extent that it relates to items recognized in other comprehensive income or loss or directly in equity, in which case it is recognized in other comprehensive income or loss or equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable relating to prior years.

Deferred tax is provided using the balance sheet liability method, providing for unused tax loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  The following temporary differences are not provided for: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

(o)	Restoration, Rehabilitation, and Environmental Obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration or development of a mineral property interest.  Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability as soon as the obligation to incur such costs arises.  The timing of the actual rehabilitation expenditure is dependent on several factors such as the life and nature of the asset, the operating license conditions and, when applicable, the environment in which the mine operates.

Discount rates using a pre-tax rate that reflects the time value of money are used to calculate the net present value.  These costs are charged against profit or loss over the economic life of the related asset, through amortization using either the unit-of-production or the straight-line method.  The corresponding liability is progressively increased as the effect of discounting unwinds, creating an expense recognized in loss.

Decommissioning costs are also adjusted for changes in estimates.  Those adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in costs is greater than the unamortized capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in profit or loss.

The operations of the Group have been, and may in the future be, affected from time to time in varying degree by changes in environmental regulations, including those for site restoration costs. Both the likelihood of new regulations and their overall effect upon the Group are not predictable.

The Group has no material restoration, rehabilitation and environmental obligations as the disturbance to date is not significant. The Group has posted two bonds with the Alaskan regulatory authorities as performance guarantees for any potential reclamation liability incurred as a condition for: (i) the issue of the Miscellaneous Land Use Permit at the Pebble Project (note 5(b)), and (ii) the granting of a pipeline right-of-way (note 15(b)).

(p)	Loss per Share

The Group presents basic and diluted loss per share information for its shares, calculated by dividing the loss attributable to shareholders of the Company by the weighted average number of shares and any fully prepaid special warrants outstanding during the year. Diluted loss per share does not adjust the loss attributable to shareholders or the weighted average number of shares outstanding when the effect is anti-dilutive.

(q)	Segment Reporting

The Group operates in a single reportable operating segment – the acquisition, exploration and development of mineral properties. The Group’s core asset, the Pebble Project, is in Alaska, USA (note 3).

(r)	Significant Accounting Estimates and Judgements

The preparation of these Financial Statements requires management to make certain estimates, judgements and assumptions that affect the reported amounts of assets and liabilities at the date of the Financial Statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These Financial Statements include estimates, which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the Financial Statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Sources of estimation uncertainty

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities, if actual results differ from assumptions made, relate to, but are not limited to, the following:

•

The Group used estimates in determining the fair value of the derivative on the convertible notes including subjective assumptions on expected price volatility. Changes in these assumptions can materially affect the fair value estimate. The valuation method is described in Note 2(i), and the underlying assumptions used in the measurement of the derivative on convertible notes is disclosed in Note 7.

Critical accounting judgements

These include:

1. The Group used judgement in concluding that no impairment indicators exist in relation to the Pebble Project, notwithstanding the receipt of the ROD denial of the permit by the USACE for the Pebble Project and the Final Determination issued by the EPA that prohibits the disposal of dredged or fill material for the Pebble Project, both of which may be considered indicators under IFRS 6, Exploration for and Evaluation of Mineral Resources, for testing for impairment. Key to the Group’s judgement conclusion include the following:

•

The Group submitted an administrative appeal with the USACE POD on the permit denial and the USACE POD has remanded the permit decision to the USACE Alaska District to re-evaluate specific issues. Although the District has declined to engage in the remand process, citing the EPA intervening veto of development at Pebble, this decision is without prejudice and not based on the merits of the many technical issues raised in the Group’s appeal. The Group also filed a motion to amend its complaint against the EPA to include the District as an additional defendant, which was granted;

•	The Group has legal avenues to challenge the EPA’s Final Determination and has filed actions thereto (see note 1); and

•

The Group’s market capitalization on December 31, 2025, and on the date the Financial Statements were authorized for issuance, exceeded the carrying value of the Pebble Project and the Group’s net asset value.

2. The Group used judgement that going concern is an appropriate basis for the preparation of the Financial Statements, as the Group considered existing financial resources in determining that such financial resources can meet key corporate and Pebble Project expenditure requirements for at least the next twelve months (note 1).

3. The Group used judgement in assessing the appropriate accounting treatment for the transaction relating to a long-term royalty agreement linked to production at the Pebble Project (note 3). The Group considered the substance of the agreement to determine whether the Group has disposed of an interest in the reserves and resources of the Pebble Project. This assessment considered the stage of development of the Pebble Project, the legal rights the counterparty has in the event of bankruptcy, as well as what the counterparty is entitled to and the associated risks and rewards attributable to them over the life of the mine at the Pebble Project. The Group also determined that the proceeds received on each investment is a recovery of mineral property costs with no gain or loss being recorded.

4. Pursuant to IAS 21, The Effects of Changes in Foreign Exchange Rates, in determining the functional currency of the parent and its subsidiaries, the Group used judgement in identifying the currency in which financing activities are denominated and the currency that mainly influences the cost of undertaking the business activities in each jurisdiction in which each entity operates.

5. The Group used judgement in terms of accounting for leases in accordance with IFRS 16, Leases ("IFRS 16"). IFRS 16 applies a control model to the identification of leases and the determination of whether a contract contains a lease based on whether the customer has the right to control the use of an identified asset for a fixed period. In determining the appropriate term for a lease, the Group considered the right of either the lessee or lessor to terminate the lease without permission from the other party with no more than an insignificant penalty as well as whether the Group is reasonably certain to exercise the extension options on the contract.

6. The Group used judgement in concluding that the convertible notes are hybrid financial instruments because of the embedded derivative liability that is the foreign exchange equity conversion i.e., the Group can issue a fixed number of the Company’s shares for a variable amount depending on the US$/C$ exchange rate.

(s)	Recent Accounting Pronouncements

New and revised accounting standards issued but not yet effective:

•

In April 2024, the IASB issued amendments to IFRS 18, Presentation and Disclosure in Financial Statements. These amendments, effective for annual periods beginning on or after January 1, 2027, replace IAS 1, Presentation of Financial Statements, and introduce new requirements for the presentation and disclosure of information in financial statements. They aim to improve the consistency and comparability of financial reporting, particularly in the income statement, and introduce new requirements for management-defined performance measures. The Group is currently assessing the implications of applying these amendments on its consolidated financial statements.

•

In May 2024, the IASB issued amendments to IFRS 7, Financial Instruments: Disclosures and IFRS 9, Classification and Measurement of Financial Instruments. These amendments, effective for annual periods beginning on or after January 1, 2026, address specific issues related to the derecognition of financial liabilities settled through an electronic payment system and the classification of financial assets with contractual cash flow characteristics. The Group is currently evaluating the impact of these amendments on its consolidated financial statements.